Asset retirement obligations	12 Months Ended
Dec. 31, 2022
Disclosure of Asset Retirement Obligations [abstract]
Asset retirement obligations
17. Asset retirement obligations

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2022	$54,594	$15,838	$51,535	$13,488	$135,455
Accretion during the year (1)	965	144	871	262	2,242
Revisions to estimate	161	(1,767)	(9,266)	(3,439)	(14,311)
Settlements	(1,199)	—	(2,003)	—	(3,202)
Reclassified to liabilities associated with assets held for sale	—	—	—	(10,311)	(10,311)
At December 31, 2022	$54,521	$14,215	$41,137	$—	$109,873
Less: Current portion	—	—	(3,980)	—	(3,980)
Long term portion	$54,521	$14,215	$37,157	$—	$105,893

Estimated undiscounted amount	$92,673	$20,022	$72,973	$—	$185,668

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2021	$44,816	$12,961	$51,940	$1,661	$111,378
Acquired during the year	—	3,300	—	—	3,300
Accretion during the year (1)	608	131	649	24	1,412
Revisions to estimate	10,209	(554)	220	11,803	21,678
Settlements	(1,039)	—	(1,274)	—	(2,313)
At December 31, 2021	$54,594	$15,838	$51,535	$13,488	$135,455
Less: Current portion	—	—	(4,088)	—	(4,088)
Long term portion	$54,594	$15,838	$47,447	$13,488	$131,367

Estimated undiscounted amount	$71,404	$18,416	$68,704	$19,062	$177,586
(1) Accretion expense for the Romanian reporting segment has been reclassified to loss from discontinued operations for the years ended December 31, 2022 and 2021 (Note 6 (a)).

The Company’s asset retirement obligations relate to the restoration and rehabilitation of the Company’s mining operations and projects under development. The expected timing of cash flows in respect of each provision is based on the estimated life of the related mining operation. The net decrease in the estimate of the obligation in 2022 was mainly due to higher discount rates, partially offset by an update of increased estimated closure costs for the Kişladağ and Efemçukuru mines. The net increase in the estimate of the obligation in 2021 was mainly due to updates of estimated closure costs for the Kişladağ and Efemçukuru mines and the Certej project.
17. Asset retirement obligations (continued)
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkiye	Canada	Greece	Romania
	%	%	%	%
At December 31, 2022
Inflation rate	2.3 to 3.1	2.6	2.4 to 2.8	2.5
Discount rate	4.0 to 4.1	3.9	4.1 to 4.4	4.1

At December 31, 2021
Inflation rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9
Discount rate	1.3 to 1.9	1.5	0.7 to 1.9	1.9

The discount rate is a risk-free rate based on U.S. Treasury bond rates with maturities commensurate with mining operations and projects under development. U.S. Treasury bond rates have been used for all of the mining operations and projects under development as the liabilities are denominated in U.S. dollars and the majority of the expenditures are expected to be incurred in U.S. dollars. Similarly, the inflation rates used in determining the present value of the future net cash outflows are based on estimated U.S. inflation rates.
In relation to the asset retirement obligations in Greece and Canada, the Company has the following:
(a)A €50,000 Letter of Guarantee to the Ministry of Environment and Energy and Climate Change ("MEECC") as security for the due and proper performance of rehabilitation works committed in relation to the mining and metallurgical facilities of the Kassandra Mines (Olympias, Stratoni and Skouries) and the removal, cleaning and rehabilitation of the old Olympias tailings. This Letter of Guarantee is renewed annually, expires on July 26, 2026 and has an annual fee of 102 basis points.
(b)A €7,500 Letter of Guarantee to the MEECC for the due and proper performance of the Kokkinolakkas Tailings Management Facility, committed in connection with the Environmental Impact Assessment approved for the Kassandra Mines (Olympias, Stratoni and Skouries). The Letter of Guarantee is renewed annually and expires on July 26, 2026. The Letter of Guarantee has an annual fee of 107 basis points.
(c)Restricted cash of $1,979 (2021 – $2,614) relates to an environmental guarantee deposit posted as security for rehabilitation works primarily in relation to the Lamaque operations.